UNITED STATES,,,,,,,,,,,,
SECURITIES AND EXCHANGE COMMISSION,,,,,,,,,,,,
WASHINGTON D.C. 20549,,,,,,,,,,,,
FORM 13F,,,,,,,,,,,,
FORM 13F COVER PAGE,,,,,,,,,,,,
"Report for the calendar Year or Quarter Ended: March 31, 2013",,,,,,,,,,,, ,,,,,,,,,,,,
Check here if Amendment [ ]; Amendment Number: ________,,,,,,,,,,,,
This Amendment (Check only one.),[ ]  is a restatement,,,,,,,,,,,
,[ ] adds new holdings entries,,,,,,,,,,,
,,,,,,,,,,,,
Institutional Investment Manager Filing this Report:,,,,,,,,,,,,
Name:,Ashmore Wealth Management LLC,,,,,,,,,,,
Address:,2711 Centerville Road,,,,,,,,,,,
 ,Suite 400,,,,,,,,,,,
 ,"Wilmington, Delaware  19808",,,,,,,,,,,
13F File Number:,,,,,,,,,,,,
,,,,,,,,,,,,
The institutional investment manager filing this report and the person by,,,,,,, whom it is signed hereby represent that the person signing the report,,,,,,,,,,, "is authorized to submit it, that all information contained herein is true,",,,, "correct and complete, and that it is understood that all required items,",,,,,, "statements, schedules, lists, and tables, are considered integral parts",,,,,,, of this submission.,,,,,,,,,,,,
,,,,,,,,,,,,
Person Signing this Report on Behalf of Reporting Manager:,,,,,,,,,,,, ,,,,,,,,,,,,
Name:,Nathan Brown,,,,,,,,,,,
Title,Manager,,,,,,,,,,,
Phone:,(302) 351-4069,,,,,,,,,,,
"Signature, Place, and Date of Signing:",,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,Nathan Brown,,,,,,,,,,,
,"Wilmington, Delaware",,,,,,,,,,,
,"May 14, 2013",,,,,,,,,,,
,,,,,,,,,,,,
Report type (Check only one.):,,,,,,,,,,,,
[X]    13F HOLDINGS REPORT,,,,,,,,,,,,
[ ]    13F NOTICE,,,,,,,,,,,,
[ ]    13F COMBINATION REPORT,,,,,,,,,,,,
,,,,,,,,,,,,
List of Other Managers Reporting for this Manager:,,,,,,,,,,,,
Form 13F File Number        Name,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F SUMMARY PAGE,,,,,,,,,,,,
Report Summary:,,,,,,,,,,,,
Number of Other Included Managers:,, 0 ,,,,,,,,,,
Form 13F Information Table Entry Total:,, 30 ,,,,,,,,,,
Form 13F Information Table Value Total:,," 4,028,630 ",,,,,,,,,,
List of Other Included Managers:,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,
,,,VALUE,SHRS OR,, SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,, ISSUER,CLASS,CUSIP,(x$1000),PRN AMT,, PRN,CALL,DSCRETN,MANAGERS,SOLE,SHARED,NONE
ANALOG DEVICES INC,COM,032654105,46491,1000000, ,SH,,SOLE, ,1000000,0,0
APPLE COMPUTER INC,COM,037833100,309862,700000, ,SH,,SOLE, ,700000,0,0
APPLIED MATLS INC,COM,038222105,148280,11000000, ,SH,,SOLE, ,11000000,0,0
AUTOMATIC DATA PROCESSING IN,COM,053015103,45521,700000, ,SH,,SOLE, ,700000,0,0
COGNIZANT TECHNOLOGY SOL,COM,192446102,176227,2300000, ,SH,,SOLE, ,2300000,0,0
DANAHER CORP DEL,COM,235851102,205095,3300000, ,SH,,SOLE, ,3300000,0,0
EMERSON ELEC CO,COM,291011104,22348,400000, ,SH,,SOLE, ,400000,0,0
EXPEDITORS INTL WASH INC,COM,302130109,150067,4200000, ,SH,,SOLE, ,4200000,0,0
FASTENAL CO,COM,311900104,205321,4000000, ,SH,,SOLE, ,4000000,0,0
GENERAL ELEC CO,COM,369604103,238136,10300000, ,SH,,SOLE, ,10300000,0,0
ILLINOIS TOOL WKS INC,COM,452308109,130715,2145000, ,SH,,SOLE, ,2145000,0,0
INTEL CORP,COM,458140100,290417,13300000, ,SH,,SOLE, ,13300000,0,0
INTERNATIONAL BUSINESS MACHS,COM,459200101,106650,500000, ,SH,,SOLE, ,500000,0,0
KLA-TENCOR CORP,COM,482480100,47466,900000, ,SH,,SOLE, ,900000,0,0
MICROSOFT CORP,COM,594918104,248867,8700000, ,SH,,SOLE, ,8700000,0,0
QUALCOMM INC,COM,747525103,193978,2897771, ,SH,,SOLE, ,2897771,0,0
STERICYCLE INC,COM,858912108,42472,400000, ,SH,,SOLE, ,400000,0,0
TAIWAN SEMICONDUCTOR MFG,ADR,874039100,100306,5835125, ,SH,,SOLE, ,5835125,0,0
TECH DATA CORP,COM,878237106,52981,1162045, ,SH,,SOLE, ,1162045,0,0
TEXAS INSTRS INC,COM,882508104,70960,2000000, ,SH,,SOLE, ,2000000,0,0
UNITED TECHNOLOGIES CORP,COM,913017109,140143,1500000, ,SH,,SOLE, ,1500000,0,0
XILINX INC,COM,983919101,243372,6376000, ,SH,,SOLE, ,6376000,0,0
ADOBE SYS INC,COM,00724F101,65272,1500000, ,SH,,SOLE, ,1500000,0,0
CISCO SYS INC,COM,17275R102,240302,11500000, ,SH,,SOLE, ,11500000,0,0
DELL COMPUTER CORP,COM,24702R101,39476,2754791, ,SH,,SOLE, ,2754791,0,0
ENGILITY HLDGS INC,COM,29285W104,3726,155350, ,SH,,SOLE, ,155350,0,0
GOOGLE INC,COM,38259P508,309734,390000, ,SH,,SOLE, ,390000,0,0
ORACLE CORP,COM,68389X105,122855,3800000, ,SH,,SOLE, ,3800000,0,0
TE CONNECTIVITY LTD,COM,H84989104,23061,550000, ,SH,,SOLE, ,550000,0,0
DIANA SHIPPING INC,COM,Y2066G104,8529,800000, ,SH,,SOLE, ,800000,0,0
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,